UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4269
Van Kampen Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036

(Address of principal executive offices)	(Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 2/29/09

Item 1. Report to Shareholders.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Core Plus Fixed Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2009.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/09

	A Shares		B Shares		C Shares		I Shares
	since 1/26/07		since 1/26/07		since 1/26/07		since 1/26/07
		w/max		w/max		w/max
		4.75%		4.00%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charge	charges

Since Inception	–1.51%	–3.78%	–2.20%	–3.49%	–1.79%	–1.79%	–1.26%

1-year	–9.79	–14.09	–10.52	–13.98	–10.18	–11.05	–9.56

6-months	–0.73	–5.43	–1.11	–4.99	–0.72	–1.70	–0.60

30-Day SEC Yield	3.26%		2.68%		3.13%		3.66%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and nonqualified deferred compensation plans), (ii) feebased investment programs with assets of at least $1 million (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the U.S. Securities and Exchange Commission (the “SEC”). Yields are subject to change. The fund’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund’s returns would have been lower. Periods of less than one year are not annualized.

The Lehman Brothers U.S. Aggregate index, which has been shown in the Fund’s previous shareholder reports and prospectuses, changed its name to Barclays Capital U.S. Aggregate Index as of November 3, 2008. The Barclays Capital U.S. Aggregate Index is an unmanaged, broad-based market index that covers the U.S. dollar denominated, investment-grade, fixed-rate, taxable bond market of securities registered with the SEC, which includes U.S. Treasury, government-related, corporate, mortgage-backed, asset-backed and commercial mortgage-backed securities sectors. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index..

Fund Report
For the six-month period ended February 28, 2009

Market Conditions

The U.S. economic picture remained bleak throughout the six-month reporting period, despite the federal government’s considerable efforts to stimulate growth. The Obama administration put together a new stimulus package, hoping that government spending will be the catalyst that helps pull the economy out of its tailspin. However, the longer it takes for the program to produce positive results, the greater the challenges will likely become for both the President and Congress as they deal with growing budget deficits, any resulting currency implications, and the potential for longer-term inflationary consequences.

Unlike the economy, the fixed income market began to show modest signs of improvement in early 2009, most notably in the corporate credit area. In fact, yield spreads on investment-grade corporate credit declined an average of 150 basis points versus Treasuries in the first two months of the year. As February came to a close, there was an improved tone in the financial sector—the hardest hit credit sector over the past several months. Citigroup announced a series of exchange offers designed to convert a portion of preferred shares into common equity and the U.S. Treasury expressed its intention to convert its Citigroup preferred shares, boosting the government’s stake in the company to 36 percent. In addition, the Treasury announced that it will now own 78 percent of insurance company AIG, through the provision of additional capital. Although the below investment-grade segment of the corporate market also improved somewhat in the final weeks of the period, it still underperformed the higher-rated segment for the overall six-month period.

The performance of the Treasury market, however, began to wane in 2009, with yields on two- and 30-year Treasuries rising by 23 basis points and 104 basis points, respectively, in the first two months of the year. The mortgage market outperformed Treasuries for the overall period, although spreads still remained wider than historic averages.

Performance Analysis

All share classes of Van Kampen Core Plus Fixed Income Fund underperformed the Barclays Capital U.S. Aggregate Index (the “Index”) for the six months ended February 28, 2009, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2009

				Barclays Capital
Class A	Class B	Class C	Class I	U.S. Aggregate Index

–0.73%	–1.11%	–0.72%	–0.60%	1.88%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The primary detractor from the Fund’s performance relative to the Index was an allocation to non-agency mortgage securities, which are not represented in the Index. Although this position was greatly reduced by the end of 2008, the impact of price declines due to forced selling in the market, rising mortgage delinquencies and falling home prices, particularly in the fourth quarter, was a drag on performance for the overall period.

The Fund’s yield-curve strategy involved a neutral position with regard to interest-rate and yield-curve risk in the Treasury markets. However, we also employed a strategy that involved interest-rate swaps which was disadvantageous to performance.

The Fund had a small allocation to below investment-grade corporate credits, which are also not included in the Index. This position hindered relative performance as the risk-averse environment led lower-rated issues to underperform those with higher ratings. In terms of the investment-grade corporate allocation, an underweight during the majority of the period benefited relative performance as the sector continued to struggle amid poor economic conditions. This underweight was brought to a slight overweight in the first months of 2009, with a focus on those issuers with a low reliance on discretionary spending. Lastly, the Fund maintained an underweight allocation to commercial mortgage-backed securities, which was additive to relative performance for the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Asset Allocation as of 2/28/09 (Unaudited)

Mortgage Backed Securities	42.9%
United States Government Agencies & Obligations	26.1
Corporate Bonds	25.5
CMOs	2.8
Asset Backed Securities	2.0
Adjustable Rate Mortgage Backed Securities	1.7
Foreign Government Obligations	0.4

Total Long-Term Investments	101.4
Purchased Options	0.1
Total Short-Term Investments	17.0

Total Investments	118.5
Liabilities in Excess of Other Assets	(18.5)
Written Options	0.0 *

Net Assets	100.0%

*	Amount is Less than 0.1%.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Asset Allocations are a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/08 - 2/28/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/08	2/28/09	9/1/08-2/28/09

Class A
Actual	$1,000.00	$992.69	$3.71
Hypothetical	1,000.00	1,021.08	3.76
(5% annual return before expenses)

Class B
Actual	1,000.00	988.90	7.40
Hypothetical	1,000.00	1,017.36	7.50
(5% annual return before expenses)

Class C
Actual	1,000.00	992.77	3.66
Hypothetical	1,000.00	1,021.12	3.71
(5% annual return before expenses)

Class I
Actual	1,000.00	993.96	2.47
Hypothetical	1,000.00	1,022.32	2.51
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75%, 1.50%, 0.74% and 0.50% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver. The expense ratio for Class C Shares reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 42.9%
$3,060	Federal Home Loan Mortgage Corp.	4.500%	02/01/39	$3,067,957
6,830	Federal Home Loan Mortgage Corp., March (a)	5.000	TBA	6,935,653
10,045	Federal Home Loan Mortgage Corp.	5.000	10/01/35 to 01/01/37	10,223,948
1,450	Federal Home Loan Mortgage Corp., March (a)	5.500	TBA	1,485,118
18,401	Federal Home Loan Mortgage Corp.	5.500	04/01/37 to 11/01/37	18,866,262
5,550	Federal Home Loan Mortgage Corp., March (a)	6.500	TBA	5,804,085
889	Federal Home Loan Mortgage Corp.	7.500	01/01/30 to 10/01/32	952,755
265	Federal Home Loan Mortgage Corp.	8.000	01/01/31	282,055
206	Federal Home Loan Mortgage Corp.	8.500	06/01/30	224,226
20	Federal Home Loan Mortgage Corp.	9.000	01/01/30	22,805
22	Federal Home Loan Mortgage Corp.	9.500	12/01/22	24,490
25	Federal Home Loan Mortgage Corp.	10.000	12/01/19	28,152
40	Federal Home Loan Mortgage Corp.	10.500	12/01/19	45,616
3,850	Federal National Mortgage Association, March (a)	4.500	TBA	3,918,576
7,440	Federal National Mortgage Association	4.500	02/01/39 to 03/01/39	7,463,707
3,825	Federal National Mortgage Association, March (a)	5.000	TBA	3,933,175
3,591	Federal National Mortgage Association	5.000	05/01/36 to 06/01/37	3,661,816
4,491	Federal National Mortgage Association (a)	5.500	08/01/38	4,607,262
12,706	Federal National Mortgage Association	6.000	05/01/38	13,138,538
395	Federal National Mortgage Association	6.500	12/01/31 to 10/01/32	416,083
10	Federal National Mortgage Association	7.000	07/01/29 to 06/01/32	10,797
646	Federal National Mortgage Association	7.500	03/01/21 to 08/01/32	691,127
422	Federal National Mortgage Association	8.000	01/01/30 to 06/01/32	450,885
472	Federal National Mortgage Association	8.500	06/01/30 to 01/01/31	514,849
12	Federal National Mortgage Association	9.000	08/01/25	13,747
225	Federal National Mortgage Association	9.500	07/01/16 to 04/01/30	250,804
83	Federal National Mortgage Association	10.000	10/01/18	92,246
95	Federal National Mortgage Association	10.500	03/01/18 to 03/01/21	107,557

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (Continued)
$2,875	Government National Mortgage Association, March (a)	4.500%	TBA	$2,884,884
5,425	Government National Mortgage Association, March (a)	5.500	TBA	5,571,643
1,450	Government National Mortgage Association (a)	5.500	02/15/39	1,490,781
194	Government National Mortgage Association	8.000	01/15/26 to 11/15/29	209,991
21	Government National Mortgage Association	8.500	08/15/26	23,287
50	Government National Mortgage Association	9.000	07/15/24 to 10/15/24	54,703
31	Government National Mortgage Association	10.000	04/15/16	34,749

	Total Mortgage Backed Securities 42.9%			97,504,329

	United States Government Agencies & Obligations 26.1%
3,625	Federal Home Loan Mortgage Corp.	4.875	06/13/18	3,917,396
700	Federal Home Loan Mortgage Corp.	5.125	11/17/17	769,824
2,740	Federal Home Loan Mortgage Corp.	5.500	08/23/17	3,110,952
3,000	Federal National Mortgage Association	5.000	05/11/17	3,285,945
9,335	United States Treasury Bond (STRIPS)	0.000	11/15/19	6,134,794
5,295	United States Treasury Bond (STRIPS)	0.000	05/15/21	3,203,793
7,015	United States Treasury Bond (STRIPS)	0.000	11/15/21	4,144,574
15,035	United States Treasury Bond (STRIPS)	0.000	11/15/21	8,879,611
3,350	United States Treasury Bond	5.500	08/15/28	4,024,191
3,480	United States Treasury Bond	7.125	02/15/23	4,665,921
314	United States Treasury Bond	8.750	05/15/17	437,196
769	United States Treasury Bond	8.875	08/15/17	1,083,149
565	United States Treasury Bond	8.875	02/15/19	818,632
125	United States Treasury Bond	9.125	05/15/18	182,578
1,732	United States Treasury Note	1.500	12/31/13	1,696,684
11,770	United States Treasury Note	1.750	01/31/14	11,643,979
1,109	United States Treasury Note	3.750	11/15/18	1,175,455

	Total United States Government Agencies & Obligations 26.1%			59,174,674

	Corporate Bonds 25.5% Aerospace & Defense 0.0%
70	Systems 2001 Asset Trust LLC (Cayman Islands) (b)	6.664	09/15/13	62,693

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Automotive 0.2%
$260	DaimlerChrysler NA Holding LLC	8.500%	01/18/31	$236,067
170	Harley-Davidson Funding Corp. (b)	6.800	06/15/18	103,755
135	PACCAR, Inc.	6.875	02/15/14	137,875

				477,697

	Banking 3.9%
300	Bank of America Corp.	5.650	05/01/18	254,473
1,360	Bank of America Corp.	5.750	12/01/17	1,149,399
315	Bank of New York Mellon Corp.	4.500	04/01/13	308,891
365	Bank of New York Mellon Corp.	5.125	08/27/13	362,769
205	Citigroup, Inc.	5.875	05/29/37	154,912
330	Citigroup, Inc.	6.125	05/15/18	285,056
120	Credit Suisse First Boston USA, Inc.	5.125	08/15/15	108,455
2,120	Goldman Sachs Group, Inc.	6.150	04/01/18	1,929,575
480	Goldman Sachs Group, Inc.	6.750	10/01/37	342,158
360	HBOS PLC (United Kingdom) (b)	6.750	05/21/18	289,463
1,130	JPMorgan Chase & Co.	4.750	05/01/13	1,096,077
620	JPMorgan Chase & Co.	6.000	01/15/18	600,313
160	Nationwide Building Society (United Kingdom) (b)	4.250	02/01/10	158,145
200	UBS AG Stamford Branch (Switzerland)	5.875	12/20/17	177,482
160	Wachovia Capital Trust III (c)	5.800	03/15/42	52,818
215	Wachovia Corp.	5.500	05/01/13	207,216
1,375	Wells Fargo & Co.	5.625	12/11/17	1,307,332

				8,784,534

	Brokerage 0.6%
115	Bear Stearns Co., Inc.	5.550	01/22/17	102,519
305	Bear Stearns Co., Inc.	7.250	02/01/18	316,815
135	Credit Suisse New York (Switzerland)	5.000	05/15/13	130,456
295	Credit Suisse New York (Switzerland)	6.000	02/15/18	268,078
215	Merrill Lynch & Co., Inc.	6.110	01/29/37	112,122
580	Merrill Lynch & Co., Inc.	6.875	04/25/18	483,362

				1,413,352

	Building Materials 0.1%
420	CRH America, Inc.	6.000	09/30/16	300,249

	Chemicals 0.1%
230	E.I. Du Pont de Nemours & Co.	6.000	07/15/18	225,710
105	Monsanto Co.	5.125	04/15/18	103,941

				329,651

	Construction Machinery 0.2%
115	Caterpillar Financial Services Corp.	4.900	08/15/13	110,426
270	John Deere Capital Corp.	5.750	09/10/18	256,668

				367,094

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Consumer Products 0.5%
$385	Philips Electronics NV (Netherlands)	5.750%	03/11/18	$372,182
555	Procter & Gamble Co.	4.700	02/15/19	543,550
140	Proctor & Gamble Co.	4.600	01/15/14	147,049

				1,062,781

	Diversified Manufacturing 0.7%
70	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	46,400
85	Cooper Industries, Inc.	5.250	11/15/12	86,506
265	Emerson Electric Co.	4.875	10/15/19	263,056
735	General Electric Co.	5.250	12/06/17	677,633
270	Honeywell International, Inc.	5.300	03/01/18	271,629
210	Parker Hannifin Corp.	5.500	05/15/18	201,078
75	Tyco Electronics Group SA (Luxembourg)	5.950	01/15/14	64,964

				1,611,266

	Electric 1.9%
150	Alabama Power Co.	5.800	11/15/13	160,712
10	Appalachian Power Co.	5.650	08/15/12	9,828
50	Consumers Energy Co.	4.400	08/15/09	50,017
35	Detroit Edison Co.	6.125	10/01/10	35,874
720	Electricite de France SA (France) (b)	6.500	01/26/19	732,119
160	Entergy Gulf States, Inc. (d)	2.602	12/01/09	156,207
555	E.ON International Finance BV (Netherlands) (b)	5.800	04/30/18	531,474
105	Georgia Power Co.	6.000	11/01/13	113,324
350	NiSource Finance Corp. (d)	1.821	11/23/09	335,071
180	NiSource Finance Corp.	6.800	01/15/19	141,387
75	NiSource Finance Corp.	7.875	11/15/10	73,482
250	Ohio Edison Co.	6.400	07/15/16	234,383
55	Ohio Power Co., Ser K	6.000	06/01/16	54,303
70	Pacificorp	5.500	01/15/19	70,695
200	Peco Energy Co.	5.350	03/01/18	196,255
190	PPL Energy Supply LLC	6.300	07/15/13	188,833
120	Progress Energy Carolina	5.300	01/15/19	120,468
195	Public Service Co. of Colorado	6.500	08/01/38	210,942
225	Southwestern Electric Power Co.	6.450	01/15/19	212,174
245	Union Electric Co.	6.700	02/01/19	241,194
340	Virginia Electric & Power Co.	8.875	11/15/38	423,766

				4,292,508

	Financial 0.1%
255	NYSE Euronext	4.800	06/28/13	245,261

	Food/Beverage 1.6%
350	Anheuser-Busch InBev Worldwide, Inc. (b)	7.200	01/15/14	363,497
255	Archer-Daniels-Midland Co.	5.450	03/15/18	251,160

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Food/Beverage (Continued)
$135	ConAgra Foods, Inc.	7.000%	10/01/28	$131,833
195	ConAgra Foods, Inc.	8.250	09/15/30	203,554
305	Diageo Capital PLC (United Kingdom)	5.750	10/23/17	304,338
475	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	528,865
285	Dr. Pepper Snapple Group, Inc.	6.820	05/01/18	265,775
390	FBG Finance Ltd. (Australia) (b)	5.125	06/15/15	331,679
165	General Mills, Inc.	5.250	08/15/13	169,165
515	General Mills, Inc.	5.650	02/15/19	515,539
100	Kraft Foods, Inc.	6.125	02/01/18	99,519
340	Kraft Foods, Inc.	6.125	08/23/18	338,305
70	Kraft Foods, Inc.	6.750	02/19/14	74,797
70	Kraft Foods, Inc.	7.000	08/11/37	70,731

				3,648,757

	Gaming 0.2%
240	MGM Mirage, Inc.	6.000	10/01/09	177,000
390	MGM Mirage, Inc. (b)	13.000	11/15/13	282,750

				459,750

	Health Care 0.5%
110	Baxter International, Inc.	5.375	06/01/18	111,671
290	Covidien International Finance SA (Luxembourg)	6.000	10/15/17	292,538
320	Medco Health Solutions, Inc.	7.125	03/15/18	316,021
305	UnitedHealth Group, Inc.	6.000	02/15/18	293,464

				1,013,694

	Independent Energy 0.4%
235	Devon Financing Corp. ULC (Canada)	7.875	09/30/31	245,681
100	Gaz Capital SA (Luxembourg) (b)	6.510	03/07/22	58,880
380	Questar Market Resources, Inc.	6.800	04/01/18	337,192
320	XTO Energy, Inc.	5.500	06/15/18	293,432

				935,185

	Integrated Energy 0.8%
535	Chevron Corp.	4.950	03/03/19	535,208
370	ConocoPhillips	5.200	05/15/18	354,441
200	ConocoPhillips	5.750	02/01/19	196,076
220	Consumers Energy Co.	4.000	05/15/10	218,561
155	Marathon Oil Corp.	5.900	03/15/18	140,209
135	Marathon Oil Corp.	6.000	10/01/17	122,300
300	Petro-Canada (Canada)	6.050	05/15/18	247,705

				1,814,500

	Life Insurance 0.4%
55	American International Group, Inc. (b)	8.250	08/15/18	34,051
275	MetLife, Inc.	6.817	08/15/18	257,757
25	Platinum Underwriters Finance, Inc.	7.500	06/01/17	17,223

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Life Insurance (Continued)
$140	Prudential Financial, Inc.	6.625%	12/01/37	$98,457
430	Xlliac Global Funding (b)	4.800	08/10/10	391,614

				799,102

	Lodging 0.1%
210	Starwood Hotels & Resorts
	Worldwide, Inc.	6.750	05/15/18	144,069

	Managed Health Care 0.0%
80	WellPoint, Inc.	7.000	02/15/19	79,906

	Media-Cable 1.2%
30	Comcast Cable Communications, Inc.	7.125	06/15/13	30,922
710	Comcast Corp.	5.700	05/15/18	657,251
20	Comcast Corp.	6.500	01/15/15	19,714
230	COX Communications, Inc. (b)	8.375	03/01/39	221,694
735	Time Warner Cable, Inc.	6.750	07/01/18	698,011
340	Time Warner Cable, Inc.	8.750	02/14/19	363,539
885	Time Warner, Inc.	5.875	11/15/16	830,516

				2,821,647

	Media-Noncable 0.6%
225	Grupo Televisa SA (Mexico)	6.000	05/15/18	188,131
475	News America, Inc. (b)	6.900	03/01/19	450,520
130	Pearson Dollar Finance Two PLC (United Kingdom) (b)	6.250	05/06/18	112,590
320	Viacom, Inc.	6.875	04/30/36	237,910
460	Vivendi (France) (b)	6.625	04/04/18	401,697

				1,390,848

	Metals 0.2%
270	ArcelorMittal (Luxembourg)	6.125	06/01/18	208,220
265	Rio Tinto Finance USA Ltd. (Australia)	6.500	07/15/18	234,521

				442,741

	Noncaptive-Consumer Finance 1.3%
425	American Express Credit Corp.	7.300	08/20/13	422,021
35	American General Finance Corp.	4.625	05/15/09	30,086
1,385	General Electric Capital Corp.	5.625	05/01/18	1,188,492
1,040	HSBC Finance Corp.	5.500	01/19/16	910,415
15	HSBC Finance Corp.	6.375	10/15/11	15,252
115	HSBC Finance Corp.	8.000	07/15/10	116,853
40	SLM Corp.	4.000	01/15/10	33,806
150	Western Union Co.	6.500	02/26/14	150,217

				2,867,142

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil Field Services 0.1%
$155	Transocean, Inc. (Cayman Islands)	6.000%	03/15/18	$146,579
170	Weatherford International Ltd. (Switzerland)	6.000	03/15/18	141,266

				287,845

	Pharmaceuticals 1.7%
160	Amgen, Inc.	5.700	02/01/19	161,610
400	Amgen, Inc.	5.850	06/01/17	409,006
235	AstraZeneca PLC (United Kingdom)	5.900	09/15/17	248,068
430	AstraZeneca PLC (United Kingdom)	6.450	09/15/37	455,657
315	Biogen Idec, Inc.	6.875	03/01/18	323,700
335	Bristol-Myers Squibb Co.	5.450	05/01/18	342,363
285	GlaxoSmithKline Capital, Inc.	5.650	05/15/18	293,942
150	Hospira, Inc. (d)	1.947	03/30/10	143,425
440	Novartis Capital Corp.	4.125	02/10/14	444,571
795	Roche Holdings, Inc. (b)	6.000	03/01/19	804,199
120	Wyeth	5.450	04/01/17	122,468
70	Wyeth	5.500	02/15/16	71,769

				3,820,778

	Pipelines 0.7%
105	CenterPoint Energy Resources Corp.	6.250	02/01/37	69,516
70	CenterPoint Energy Resources Corp.	7.875	04/01/13	70,996
119	Colorado Interstate Gas Co.	6.800	11/15/15	109,727
220	Equitable Resources, Inc.	6.500	04/01/18	189,811
300	Kinder Morgan Finance Co. (Canada)	5.700	01/05/16	262,500
440	Plains All American Pipeline LP	6.700	05/15/36	320,133
205	Texas Eastern Transmission LP	7.000	07/15/32	201,393
275	TransCanada Pipelines Ltd. (Canada)	6.500	08/15/18	273,686

				1,497,762

	Property & Casualty Insurance 0.7%
180	Ace INA Holdings, Inc.	5.600	05/15/15	165,811
730	AIG SunAmerica Global Financing VI (b)	6.300	05/10/11	591,781
480	Berkshire Hathaway Finance Corp.	5.400	05/15/18	476,826
60	Chubb Corp.	5.750	05/15/18	57,803
100	Farmers Exchange Capital (b)	7.050	07/15/28	53,476
185	Travelers Cos., Inc.	5.800	05/15/18	179,385

				1,525,082

	Railroads 0.6%
440	Burlington Northern Santa Fe Corp.	6.125	03/15/09	440,269
115	Canadian National Railway Co. (Canada)	5.550	05/15/18	114,434
105	Canadian National Railway Co. (Canada)	5.550	03/01/19	101,540
190	Norfolk Southern Corp. (b)	5.750	01/15/16	184,805

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Railroads (Continued)
$330	Union Pacific Corp.	6.125%	02/15/20	$318,928
220	Union Pacific Corp.	7.875	01/15/19	241,497

				1,401,473

	Restaurants 0.4%
115	McDonald’s Corp.	5.000	02/01/19	116,651
320	McDonald’s Corp.	5.700	02/01/39	319,735
205	McDonald’s Corp.	6.300	10/15/37	215,810
300	Yum! Brands, Inc.	6.875	11/15/37	249,094
50	Yum! Brands, Inc.	8.875	04/15/11	53,273

				954,563

	Retailers 0.9%
260	CVS Caremark Corp.	5.750	06/01/17	254,063
43	CVS Lease Pass-Through Trust (b)	6.036	12/10/28	32,697
500	Home Depot, Inc.	5.400	03/01/16	446,736
410	Walgreen Co.	5.250	01/15/19	404,852
510	Wal-Mart Stores, Inc.	4.125	02/01/19	483,468
380	Wal-Mart Stores, Inc.	4.250	04/15/13	398,386
65	Wal-Mart Stores, Inc.	5.800	02/15/18	69,864
10	Wal-Mart Stores, Inc.	6.200	04/15/38	10,407

				2,100,473

	Schools 0.1%
405	Duke University	5.150	04/01/19	409,585

	Supermarkets 0.3%
105	Delhaize America, Inc.	9.000	04/15/31	117,504
335	Delhaize Group (Belgium)	5.875	02/01/14	335,828
115	Kroger Co.	5.000	04/15/13	114,846
165	Kroger Co.	6.400	08/15/17	167,516

				735,694

	Technology 1.2%
395	Cisco Systems, Inc.	4.950	02/15/19	382,481
95	Cisco Systems, Inc.	5.900	02/15/39	88,759
140	Dell, Inc.	5.650	04/15/18	131,763
265	Fiserv, Inc.	6.800	11/20/17	241,948
335	Hewlett-Packard Co.	4.750	06/02/14	333,674
120	Hewlett-Packard Co.	5.500	03/01/18	120,294
200	IBM Corp.	7.625	10/15/18	226,671
200	IBM Corp.	8.000	10/15/38	238,436
265	KLA Instruments Corp.	6.900	05/01/18	208,172
90	LG Electronics, Inc. (South Korea) (b)	5.000	06/17/10	85,615

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Technology (Continued)
$370	Oracle Corp.	5.750%	04/15/18	$374,816
275	Xerox Corp.	6.350	05/15/18	231,381

				2,664,010

	Tobacco 0.5%
235	Altria Group, Inc.	9.250	08/06/19	239,922
315	BAT International Finance PLC (United Kingdom) (b)	9.500	11/15/18	357,381
345	Philip Morris International, Inc.	5.650	05/16/18	335,456
300	Reynolds American, Inc.	6.500	07/15/10	301,774

				1,234,533

	Utility 0.2%
395	AES Corp. (b)	8.750	05/15/13	385,125

	Wireless 0.5%
270	Rogers Communications, Inc. (Canada)	6.800	08/15/18	270,768
555	Verizon Wireless Capital LLC (b)	5.550	02/01/14	552,360
275	Vodafone Group PLC (United Kingdom)	5.625	02/27/17	267,379

				1,090,507

	Wireline 2.0%
500	AT&T Corp.	8.000	11/15/31	549,686
120	AT&T, Inc.	5.600	05/15/18	115,665
365	AT&T, Inc.	6.300	01/15/38	328,913
205	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	233,669
475	France Telecom SA (France)	8.500	03/01/31	594,488
200	Sprint Capital Corp.	8.750	03/15/32	120,707
155	Sprint Nextel Corp.	6.000	12/01/16	100,889
65	Telecom Italia Capital (Luxembourg)	4.875	10/01/10	63,474
335	Telecom Italia Capital (Luxembourg)	4.950	09/30/14	288,928
460	Telecom Italia Capital (Luxembourg)	6.999	06/04/18	415,806
680	Telefonica Europe BV (Netherlands)	8.250	09/15/30	752,728
610	Verizon Communications, Inc.	5.500	02/15/18	578,261
275	Verizon Communications, Inc.	8.950	03/01/39	325,324

				4,468,538

	Total Corporate Bonds 25.5%			57,940,395

	Collateralized Mortgage Obligations 2.8%
77	American Home Mortgage Assets (d) (e)	0.699	10/25/46	5,754
204	American Home Mortgage Assets (d) (e)	0.774	06/25/47	14,113
525	Banc of America Commercial Mortgage, Inc.	5.451	01/15/49	330,395

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (Continued)
$650	Banc of America Commercial Mortgage, Inc. (c)	5.745%	02/10/51	$420,919
10,827	Bear Stearns Structured Products, Inc. (b) (e) (f) (g)	*	06/26/36 to 04/25/37	1,083
1,075	Citigroup Commercial Mortgage Trust (c)	5.700	12/10/49	649,030
1,676	Countrywide Alternative Loan Trust (b) (c) (e) (f)	0.000	05/25/47	168
767	Countrywide Alternative Loan Trust (d) (e)	0.744	12/25/46	84,749
548	Countrywide Alternative Loan Trust (d) (e)	0.830	03/20/46	54,529
743	Countrywide Alternative Loan Trust (d) (e)	0.974	06/25/47	64,230
1,074	Countrywide Alternative Loan Trust (b) (c) (e) (f) (g)	1.000	02/25/47	107
97	Countrywide Home Loans (d)	0.744	04/25/35	41,430
2	Deutsche Alternative-A Securities, Inc. NIM Trust (Cayman Islands) (b) (e)	6.750	02/25/47	10
2,492	Federal Home Loan Mortgage Corp. (REMIC) (d)	0.955	07/15/28	2,454,521
9,477	Federal National Mortgage Association (REMIC) (c) (e)	3.580	04/25/36	142,149
178	Federal National Mortgage Association (REMIC) (g) (e)	6.000	07/25/33	19,177
73	Federal National Mortgage Association (REMIC) (g) (e)	7.000	05/25/33	10,918
650	Greenwich Capital Commercial Funding Corp.	5.444	03/10/39	409,293
450	GS Mortgage Securities Corp. II	5.560	11/10/39	297,716
89	Harborview Mortgage Loan Trust (d) (e)	0.920	06/20/35	28,533
393	Indymac Index Mortgage Loan Trust (d) (e)	0.574	02/25/37	275,037
350	JP Morgan Chase Commercial Mortgage Securities Corp. (c)	5.746	02/12/49	210,849
1,125	JP Morgan Chase Commercial Mortgage Securities Corp. (c)	5.819	06/15/49	668,397
748	MASTR Adjustable Rate Mortgages Trust (d) (e)	2.763	04/25/46	76,637
204	Residential Accredit Loans, Inc. (d) (e)	0.674	03/25/47	33,308
3,371	Residential Accredit Loans, Inc. (b) (c) (e) (f)	1.000	03/25/47 to 05/25/47	337
73	Structured Asset Mortgage Investments, Inc. (d) (e)	0.754	07/25/46	8,517

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (Continued)
$225	Washington Mutual Mortgage Pass-Through Certificates (d) (e)	0.824%	06/25/46	$7,042

	Total Collateralized Mortgage Obligations 2.8%			6,308,948

	Asset Backed Securities 2.0%
349	Capital Auto Receivables Asset Trust (d)	0.465	04/15/11	333,956
997	Capital Auto Receivables Asset Trust (d)	0.515	07/15/10	949,615
309	Capital Auto Receivables Asset Trust (d)	0.515	05/15/11	295,714
20	Carrington Mortgage Loan Trust (d)	0.544	10/25/36	19,571
52	Countrywide Asset-Backed Certificates (d)	0.674	07/25/34	23,973
398	Countrywide Asset-Backed Certificates (d)	0.864	11/25/34	283,567
404	Countrywide Asset-Backed Certificates (d)	1.154	06/25/33	320,024
5	Credit Based Asset Servicing and Securitization LLC (d)	0.514	07/25/36	4,961
267	Ford Credit Auto Owner Trust (d)	0.471	04/15/10	266,292
767	Ford Credit Auto Owner Trust (d)	1.061	07/15/10	759,190
61	New Century Home Equity Loan Trust (d)	0.844	08/25/34	24,664
587	Nissan Auto Receivables Owner Trust (d)	0.961	05/17/10	583,350
625	Provident Bank Home Equity Loan Trust (d)	1.014	08/25/31	213,367
91	Renaissance Home Equity Loan Trust (d)	0.584	06/25/37	80,346
134	Residential Asset Mortgage Products, Inc. (d)	0.544	08/25/36	128,680
65	Residential Asset Mortgage Products, Inc. (d)	0.564	10/25/36	60,822
186	SLM Student Loan Trust (d)	1.149	10/27/14	184,250
42	Specialty Underwriting &
	Residential Finance (d)	0.744	05/25/35	19,707
72	Structured Asset Investment Loan Trust (d)	1.214	11/25/33	41,382

	Total Asset Backed Securities 2.0%			4,593,431

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Adjustable Rate Mortgage Backed Securities 1.7%
$243	Federal Home Loan Mortgage Corp. (d)	5.704%	01/01/37	$246,972
239	Federal Home Loan Mortgage Corp. (d)	5.798	04/01/37	244,978
498	Federal Home Loan Mortgage Corp. (d)	5.881	10/01/36	514,960
317	Federal National Mortgage Association (d)	4.731	06/01/36	323,238
588	Federal National Mortgage Association (d)	5.038	11/01/33	597,333
380	Federal National Mortgage Association (d)	5.120	11/01/35	390,543
391	Federal National Mortgage Association (d)	5.243	03/01/37	396,636
449	Federal National Mortgage Association (d)	5.440	04/01/37	462,902
453	Federal National Mortgage Association (d)	5.808	05/01/37	469,901
193	Government National Mortgage Association II (d)	5.375	01/20/25 to 06/20/25	196,331

	Total Adjustable Rate Mortgage Backed Securities 1.7%			3,843,794

	Foreign Government Obligations 0.4%
810	Brazilian Government International Bond (Brazil)	6.000	01/17/17	787,725
135	Korea Railroad Corp. (Republic of Korea (South Korea)) (b)	5.375	05/15/13	117,603

	Total Foreign Government Obligations 0.4%			905,328

	Total Long-Term Investments 101.4% (Cost $236,130,195)			230,270,899

Description	Contracts	Expiration Date	Exercise Price	Market Value

Purchased Options 0.1%
2-Year EuroDollar Midcurve Call, September 2009 (Cost $323,295)	418	09/19/09	97.750	$122,787

Short-Term Investments 17.0% Repurchase Agreements 0.1%
Banc of America Securities ($158,410 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.22%, dated 02/27/09, to be sold on 03/02/09 at $158,413)				158,410

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Description	Value

Repurchase Agreements (Continued)
Citigroup Global Markets, Inc. ($126,728 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 02/27/09, to be sold on 03/02/09 at $126,731)	$126,728
Citigroup Global Markets, Inc. ($47,523 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.26%, dated 02/27/09, to be sold on 03/02/09 at $47,524)	47,523
State Street Bank & Trust Co. ($339 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/27/09, to be sold on 03/02/09 at $339)	339

Total Repurchase Agreements 0.1%	333,000

United States Government Agency Obligations 16.9%
Federal Home Loan Bank ($11,500,000 par, yielding 0.203%, 04/08/09 maturity)	11,497,573
Federal Home Loan Bank Discount Notes ($5,000,000 par, yielding 0.051%, 03/09/09 maturity)	4,999,910
Federal Home Loan Bank Discount Notes ($6,000,000 par, yielding 0.457%, 05/12/09 maturity)	5,997,102
Federal National Mortgage Association Discount Notes ($7,000,000 par, yielding 0.177%, 03/11/09 maturity)	6,999,832
United States Treasury Bill ($8,850,000 par, yielding 0.095%, 05/15/09 maturity) (h)	8,848,273

Total United States Government Agency Obligations 16.9%	38,342,690

Total Short-Term Investments 17.0% (Cost $38,675,690)	38,675,690

Total Investments 118.5% (Cost $275,129,180)	269,069,376

Liabilities in Excess of Other Assets (18.5%)	(41,918,649)

Written Options 0.0%**	(18,287)

Net Assets 100.0%	$227,132,440

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

**	Amount is less than 0.1%.

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

(c)	Variable Rate Coupon

(d)	Floating Rate Coupon

(e)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(f)	Security has been deemed illiquid

(g)	IO—Interest Only

(h)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

REMIC—Real Estate Mortgage Investment Conduits
STRIPS—Separate Trading of Registered Interest and Principal of Securities
TBA—To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Futures contracts outstanding as of February 28, 2009:

		Unrealized
		Appreciation/
	Contracts	Depreciation

Long Contracts:
U.S. Treasury Bond 30-Year Futures, June 2009 (Current Notional Value of $123,344 per contract)	109	$(79,953)
U.S. Treasury Notes 2-Year Futures, June 2009 (Current Notional Value of $216,609 per contract)	185	(65,503)
U.S. Treasury Notes 5-Year Futures, March 2009 (Current Notional Value of $117,555 per contract)	1	(885)
U.S. Treasury Notes 5-Year Futures, June 2009 (Current Notional Value of $116,586 per contract)	120	(27,632)

Total Long Contracts:	415	(173,973)

Short Contracts:
EuroDollar 90-Day Futures, March 2011 (Current Notional Value of $243,600 per contract)	4	(16,211)
U.S. Treasury Notes 10-Year Futures, June 2009 (Current Notional Value of $120,031 per contract)	318	227,873

Total Short Contracts:	322	211,662

Total Futures Contracts	737	$37,689

Written options outstanding as of February 28, 2009:

	Exercise	Expiration	Number of
Name of Issuer	Price	Date	Contracts	Premium	Value

2-Year EuroDollar Midcurve Call, September 2009	$98.5	9/19/09	418	$(51,717)	$(18,287)

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

Swap agreements outstanding as of February 28, 2009:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating
	Reference	Buy/Sell	Fixed	Expiration	Amount	Upfront		of Reference
Counterparty	Entity	Protection	Rate	Date	(000)	Payments	Value	Entity*

JPMorgan Chase Bank, N.A	Nordstrom, Inc.	Buy	1.070%	03/20/18	$150	$0	$35,534	A–

					150	0	35,534

Goldman Sachs International	Dow Jones CDX NA IG HVOL 9	Sell	1.400	12/20/12	551	(31,211)	(81,521)	NR
Goldman Sachs International	Dow Jones CDX NA IG HVOL 9	Sell	1.400	12/20/12	575	(31,889)	(85,096)	NR
Goldman Sachs International	Dow Jones CDX NA IG HVOL 9	Sell	1.400	12/20/12	575	(33,607)	(85,096)	NR
Goldman Sachs International	Dow Jones CDX NA IG HVOL 9	Sell	1.400	12/20/12	1,242	(73,349)	(183,779)	NR

					2,943	(170,056)	(435,492)

Total Credit Default Swaps					$3,093	$(170,056)	$(399,958)

NR—Not Rated

*	Credit rating as issued by Standard and Poor’s.

Interest Rate Swaps

		Pay/
	Floating	Receive			Notional
	Rate	Floating	Fixed	Expiration	Amount
Counterparty	Index	Rate	Rate	Date	(000)	Value

Bank of America, N.A.	USD-LIBOR BBA	Pay	4.779%	10/10/18	$22,098	$565,709
Citibank, N.A.	USD-LIBOR BBA	Pay	5.020	09/11/17	450	69,245
Citibank, N.A.	USD-LIBOR BBA	Pay	5.333	05/22/17	750	128,228
Citibank, N.A.	USD-LIBOR BBA	Pay	5.368	05/23/17	750	130,195
Citibank, N.A.	USD-LIBOR BBA	Pay	5.414	05/25/17	1,725	305,201
Citibank, N.A.	USD-LIBOR BBA	Pay	5.440	05/29/17	1,175	203,330
Citibank, N.A.	USD-LIBOR BBA	Pay	4.470	01/10/18	2,000	195,744
Deutsche Bank AG Frankfurt	EUR-EURIBOR-Reuters	Pay	4.640	02/06/19	4,591	108,756
Goldman Sachs International	USD-LIBOR BBA	Pay	5.340	05/24/17	900	154,310
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	4.476	01/08/18	1,500	147,526
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	4.968	11/06/17	35,000	5,144,337
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.164	09/20/17	500	82,993

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments  ■  February 28, 2009 (Unaudited)  continued

		Pay/
	Floating	Receive			Notional
	Rate	Floating	Fixed	Expiration	Amount
Counterparty	Index	Rate	Rate	Date	(000)	Value

JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.370%	05/23/17	$750	$130,366
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.448	05/29/17	1,175	210,609

						7,576,549

Bank of America, N.A.	USD-LIBOR BBA	Receive	4.243	10/10/38	5,021	(785,693)
Bank of America, N.A.	USD-LIBOR BBA	Receive	4.670	08/04/18	18,365	(2,093,092)
Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/19	5,715	(655,470)
Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/21	3,873	(543,341)
Citibank, N.A.	USD-LIBOR BBA	Receive	4.730	12/27/17	1,425	(170,405)
Citibank, N.A.	USD-LIBOR BBA	Receive	5.288	09/28/17	550	(96,354)
Deutsche Bank AG Frankfurt	EUR-EURIBOR-Reuters	Receive	2.960	02/06/39	3,171	3,109
Deutsche Bank AG Frankfurt	USD-LIBOR BBA	Receive	**	11/15/21	3,242	(345,814)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	05/15/21	2,976	(425,237)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/21	5,198	(677,684)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	5.253	10/11/17	600	102,825
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	4.408	05/01/18	20,925	(2,158,200)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	4.621	02/22/18	3,500	(373,065)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	5.233	09/27/17	500	(82,162)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	5.300	09/28/17	550	(96,888)

						(8,397,471)

Total Interest Rate Swaps						(820,922)

Swap Collateral Received From Counterparty
Citibank, N.A.						(990,000)
JP Morgan Chase Bank, N.A.						(1,990,000)

Total Swap Collateral Received						(2,980,000)

Total Swap Agreements						$(4,200,880)

**	Zero coupon swap. The Fund and/or counterparty will make a net payment on the expiration date.

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2009 (Unaudited)

Assets:
Total Investments (Cost $275,129,180)	$269,069,376
Cash	198,650
Receivables:
Investments Sold	20,724,049
Interest	1,470,026
Fund Shares Sold	417,850
Swap Contracts	50,955
Other	36,351

Total Assets	291,967,257

Liabilities:
Payables:
Investments Purchased	59,029,239
Fund Shares Repurchased	1,272,062
Variation Margin on Futures	34,403
Distributor and Affiliates	24,995
Income Distributions	22,981
Written Options, at value (premiums received of $51,717)	18,287
Investment Advisory Fee	11,387
Swap Contracts	4,251,835
Trustees’ Deferred Compensation and Retirement Plans	21,414
Accrued Expenses	107,492
Other	40,722

Total Liabilities	64,834,817

Net Assets	$227,132,440

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$266,680,657
Accumulated Undistributed Net Investment Income	158,857
Net Unrealized Depreciation	(7,039,931)
Accumulated Net Realized Loss	(32,667,143)

Net Assets	$227,132,440

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $81,859,989 and 9,317,359 shares of beneficial interest issued and outstanding)	$8.79
Maximum sales charge (4.75%* of offering price)	0.44

Maximum offering price to public	$9.23

Class B Shares:
Net asset value and offering price per share (Based on net assets of $7,524,147 and 860,827 shares of beneficial interest issued and outstanding)	$8.74

Class C Shares:
Net asset value and offering price per share (Based on net assets of $13,606,060 and 1,553,129 shares of beneficial interest issued and outstanding)	$8.76

Class I Shares:
Net asset value and offering price per share (Based on net assets of $124,142,244 and 14,123,527 shares of beneficial interest issued and outstanding)	$8.79

*	On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2009 (Unaudited)

Investment Income:
Interest	$5,774,243

Expenses:
Investment Advisory Fee	443,374
Distribution (12b-1) and Service Fees
Class A	103,691
Class B	37,688
Class C	17,254
Accounting and Administrative Expenses	75,326
Transfer Agent Fees	70,100
Reports to Shareholders	60,160
Registration Fees	51,193
Custody	47,594
Professional Fees	38,311
Trustees’ Fees and Related Expenses	9,786
Other	11,764

Total Expenses	966,241
Expense Reduction	215,256
Less Credits Earned on Cash Balances	1,188

Net Expenses	749,797

Net Investment Income	$5,024,446

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Futures	$2,980,828
Swap Contracts	2,903,847
Foreign Currency Transactions	(21,282)
Written Options	(210,153)
Investments	(25,790,826)

Net Realized Loss	(20,137,586)

Unrealized Appreciation/Depreciation:
Beginning of the Period	(20,340,378)

End of the Period:
Futures	37,689
Written Options	33,430
Foreign Currency Translation	(422)
Swap Contracts	(1,050,824)
Investments	(6,059,804)

(7,039,931)

Net Unrealized Appreciation During the Period	13,300,447

Net Realized and Unrealized Loss	$(6,837,139)

Net Decrease in Net Assets From Operations	$(1,812,693)

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The Six	For The
	Months Ended	Year Ended
	February 28, 2009	August 31, 2008

From Investment Activities:
Operations:
Net Investment Income	$5,024,446	$10,310,391
Net Realized Loss	(20,137,586)	(12,312,984)
Net Unrealized Appreciation/Depreciation During the Period	13,300,447	(20,201,609)

Change in Net Assets from Operations	(1,812,693)	(22,204,202)

Distributions from Net Investment Income:
Class A Shares	(1,908,814)	(3,120,248)
Class B Shares	(145,982)	(227,863)
Class C Shares	(284,805)	(595,031)
Class I Shares	(3,194,596)	(6,072,204)

	(5,534,197)	(10,015,346)

Distributions from Net Realized Gain:
Class A Shares	-0-	(11,452)
Class B Shares	-0-	(688)
Class C Shares	-0-	(1,965)
Class I Shares	-0-	(40,962)

	-0-	(55,067)

Total Distributions	(5,534,197)	(10,070,413)

Net Change in Net Assets from Investment Activities	(7,346,890)	(32,274,615)

From Capital Transactions:
Proceeds from Shares Sold	121,232,359	419,616,890
Net Asset Value of Shares Issued Through Dividend Reinvestment	5,364,796	9,678,183
Cost of Shares Repurchased	(161,850,398)	(165,039,998)

Net Change in Net Assets from Capital Transactions	(35,253,243)	264,255,075

Total Decrease/Increase in Net Assets	(42,600,133)	231,980,460
Net Assets:
Beginning of the Period	269,732,573	37,752,113

End of the Period (Including accumulated undistributed net investment income of $158,857 and $668,608, respectively)	$227,132,440	$269,732,573

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	For the Year	January 26, 2007
	Ended	Ended	(Commencement of
	February 28,	August 31,	Operations) to
Class A Shares	2009	2008	August 31, 2007

Net Asset Value, Beginning of the Period	$9.05	$9.98	$10.00

Net Investment Income (a)	0.18	0.45	0.36
Net Realized and Unrealized Loss	(0.24)	(0.92)	(0.10)

Total from Investment Operations	(0.06)	(0.47)	0.26

Less:
Distributions from Net Investment Income	0.20	0.46	0.28
Distributions from Net Realized Gain	0.00	0.00 (c)	0.00

Total Distributions	0.20	0.46	0.28

Net Asset Value, End of the Period	$8.79	$9.05	$9.98

Total Return* (b)	–0.73% **	–4.91%	2.62% **
Net Assets at End of the Period (In millions)	$81.9	$91.8	$28.7
Ratio of Expenses to Average Net Assets*	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets*	4.13%	4.69%	6.10%
Portfolio Turnover	291% **	460%	91% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	0.93%	0.96%	2.08%
Ratio of Net Investment Income to Average Net Assets	3.95%	4.48%	4.78%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Amount is less than $0.01 per share.

**	Non-Annualized

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	For the Year	January 26, 2007
	Ended	Ended	(Commencement of
	February 28,	August 31,	Operations) to
Class B Shares	2009	2008	August 31, 2007

Net Asset Value, Beginning of the Period	$9.01	$9.99	$10.00

Net Investment Income (a)	0.15	0.38	0.30
Net Realized and Unrealized Loss	(0.25)	(0.92)	(0.07)

Total from Investment Operations	(0.10)	(0.54)	0.23

Less:
Distributions from Net Investment Income	0.17	0.44	0.24
Distributions from Net Realized Gain	0.00	0.00 (c)	0.00

Total Distributions	0.17	0.44	0.24

Net Asset Value, End of the Period	$8.74	$9.01	$9.99

Total Return* (b)	–1.11% **	–5.69%	2.35%	**(d)
Net Assets at End of the Period (In millions)	$7.5	$8.6	$1.5
Ratio of Expenses to Average Net Assets* (e)	1.50%	1.50%	1.28%	(d)
Ratio of Net Investment Income to Average Net Assets*	3.41%	3.95%	5.14%	(d)
Portfolio Turnover	291% **	460%	91%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (e)	1.69%	1.68%	2.68%	(d)
Ratio of Net Investment Income to Average Net Assets	3.22%	3.77%	3.74%	(d)

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Amount is less than $0.01.

(d)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 8).

(e)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .03% for the period ended August 31, 2007.

**	Non-Annualized

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	For the Year	January 26, 2007
	Ended	Ended	(Commencement of
	February 28,	August 31,	Operations) to
Class C Shares	2009	2008	August 31, 2007

Net Asset Value, Beginning of the Period	$9.00	$10.01	$10.00

Net Investment Income (a)	0.18	0.37	0.31
Net Realized and Unrealized Loss	(0.25)	(0.89)	(0.05)

Total from Investment Operations	(0.07)	(0.52)	0.26

Less:
Distributions from Net Investment Income	0.17	0.49	0.25
Distributions from Net Realized Gain	0.00	0.00 (c)	0.00

Total Distributions	0.17	0.49	0.25

Net Asset Value, End of the Period	$8.76	$9.00	$10.01

Total Return* (b) (d)	–0.72% **	–5.47%	2.61% **
Net Assets at End of the Period (In millions)	$13.6	$17.2	$2.0
Ratio of Expenses to Average Net Assets* (d) (e)	0.74%	1.45%	1.12%
Ratio of Net Investment Income to Average Net Assets* (d)	4.17%	3.81%	5.31%
Portfolio Turnover	291% **	460%	91% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d) (e)	0.93%	1.58%	2.52%
Ratio of Net Investment Income to Average Net Assets (d)	3.98%	3.68%	3.92%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Amount is less than $0.01 per share.

(d)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 8).

(e)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .03% for the period ended August 31, 2007.

**	Non-Annualized

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	For the Year	January 26, 2007
	Ended	Ended	(Commencement of
	February 28,	August 31,	Operations) to
Class I Shares	2009	2008	August 31, 2007

Net Asset Value, Beginning of the Period	$9.06	$9.98	$10.00

Net Investment Income (a)	0.19	0.47	0.36
Net Realized and Unrealized Loss	(0.25)	(0.91)	(0.09)

Total from Investment Operations	(0.06)	(0.44)	0.27

Less:
Distributions from Net Investment Income	0.21	0.48	0.29
Distributions from Net Realized Gain	0.00	0.00 (c)	0.00

Total Distributions	0.21	0.48	0.29

Net Asset Value, End of the Period	$8.79	$9.06	$9.98

Total Return* (b)	–0.60% **	–4.67%	2.77% **
Net Assets at End of the Period (In millions)	$124.1	$152.1	$5.6
Ratio of Expenses to Average Net Assets* (d)	0.50%	0.50%	0.52%
Ratio of Net Investment Income to Average Net Assets*	4.38%	4.81%	6.07%
Portfolio Turnover	291% **	460%	91% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	0.68%	0.61%	1.91%
Ratio of Net Investment Income to Average Net Assets	4.20%	4.70%	4.68%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Amount is less than $0.01 per share.

(d)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the period ended August 31, 2007.

**	Non-Annualized

See Notes to Financial Statements

Van Kampen Core Plus Fixed Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)

1. Significant Accounting Policies
The Van Kampen Core Plus Fixed Income Fund (the “Fund”) is organized as a diversified series of the Van Kampen Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek total return. The Fund invests primarily in a diversified mix of U.S. dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Fund commenced operations on January 26, 2007. The Fund offers Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements

Van Kampen Core Plus Fixed Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments*

Level 1—Quoted Prices	$122,787	$19,402
Level 2—Other Significant Observable Inputs	268,120,190	(1,220,880)
Level 3—Significant Unobservable Inputs	826,399	-0-

Total	$269,069,376	$(1,201,478)

*	Other financial instruments include futures, forwards, written options and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Balance as of 08/31/08	$135,618
Accrued Discounts/Premiums	-0-
Realized Gain/Loss	36,970
Change in Unrealized Appreciation/Depreciation	(521,679)
Net Purchases/Sales	(44,517)
Net Transfers in and/or out of Level 3	1,220,007

Balance as of 2/28/09	$826,399

Net Change in Unrealized Appreciation/Depreciation from Investments still held as of 2/28/09	$(521,679)

B. Security Transaction Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”) or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the

Van Kampen Core Plus Fixed Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund. The Fund may purchase and sell securities on a “when-issued“, “delayed delivery” or “forward commitment” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At February 28, 2009, the Fund had $55,808,935 of when-issued, delayed delivery or forward purchase commitments.

C. Income and Expenses Interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board’s Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense“ and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended August 31, 2008, remains subject to examination by taxing authorities.
At February 28, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$275,231,226

Gross tax unrealized appreciation	3,149,357
Gross tax unrealized depreciation	(9,311,207)

Net tax unrealized depreciation on investments	$(6,161,850)

E. Distribution of Income and Gains The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually.

Van Kampen Core Plus Fixed Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

The tax character of distributions paid during the fiscal year ended August 31, 2008 were as follows:

Distributions paid from:
Ordinary income	$10,036,254
Long-term capital gain	55,067

$10,091,321

As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$781,252
Undistributed long-term capital gain	-0-

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. Credits Earned on Cash Balances During the six month period ended February 28, 2009, the Fund’s custody fee was reduced by $1,188 as a result of credits earned on cash balances.

G. Foreign Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency, the amount realized between trade date and settlement date on securities transactions and the foreign currency portion of gain and losses on the sale of securities. Income and expenses are translated at rates prevailing when accrued.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $1 billion	.375%
Over $1 billion	.300%

The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.75%, 1.50%, 0.74% and 0.50% for Classes A, B, C and I Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 28, 2009 the Adviser waived or reimbursed approximately $215,300 of advisory fees or other expenses.
For the six months ended February 28, 2009, the Fund recognized expenses of approximately $5,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom

Van Kampen Core Plus Fixed Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For six months ended February 28, 2009, the Fund recognized expenses of approximately $33,200 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2009, the Fund recognized expenses of approximately $22,400 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $7,000 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $22,000 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $35,500. Sales charges do not represent expenses of the Fund.

Van Kampen Core Plus Fixed Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

3. Capital Transactions
For the year six months ended February 28, 2009 and the year ended August 31, 2008, transactions were as follows:

	For The		For The
	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Shares	Value	Shares	Value

Sales:
Class A	2,200,410	$19,541,091	11,516,834	$115,627,553
Class B	233,616	2,062,642	1,129,969	11,287,816
Class C	313,897	2,764,135	3,188,209	32,162,308
Class I	11,009,920	96,864,491	26,071,905	260,539,213

Total Sales	13,757,843	$121,232,359	41,906,917	$419,616,890

Dividend Reinvestment:
Class A	207,209	$1,823,860	300,020	$2,930,943
Class B	15,759	138,007	22,451	217,854
Class C	24,136	211,574	44,873	436,954
Class I	362,299	3,191,355	618,634	6,092,432

Total Dividend Reinvestment	609,403	$5,364,796	985,978	$9,678,183

Repurchases:
Class A	(3,228,351)	$(28,631,148)	(4,551,149)	$(44,060,433)
Class B	(348,107)	(3,062,275)	(344,188)	(3,282,138)
Class C	(693,444)	(6,114,192)	(1,520,393)	(14,466,189)
Class I	(14,040,119)	(124,042,783)	(10,461,564)	(103,231,238)

Total Repurchases	(18,310,021)	$(161,850,398)	(16,877,294)	$(165,039,998)

4. Redemption Fee
Until November 3, 2008, the Fund assessed a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee was paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended February 28, 2009, the Fund received redemption fees of approximately $700, which are reported as part of “Cost of Shares Repurchased” on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01. Effective November 3, 2008, the redemption fee is no longer applied.

5. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $47,475,488 and $40,335,775 respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $710,970,803 and $769, 839,942, respectively.

Van Kampen Core Plus Fixed Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

6. Mortgage Backed Securities
The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Some of these securities are guaranteed by federally sponsored agencies—Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States. The securities and guarantees of FNMA and FHLMC are not backed, directly or indirectly, by the full faith and credit of United States. A Collateralized Mortgage Obligation (CMO) is a bond, which is collateralized by a pool of MBS’s.
These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk—the risk that, as mortgage interest rates fall, borrowers will refinance and “prepay” principal. A fund holding mortgage securities that are experiencing prepayments may have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund’s mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.
To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

7. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Summarized below are the specific types of derivative financial instruments used by the Fund.

Van Kampen Core Plus Fixed Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

A. Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds or Notes. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.
Transactions in futures contracts for the six months ended February 28, 2009, were as follows:

Contracts

Outstanding at August 31, 2008	590
Futures Opened	4,154
Futures Closed	(4,007)

Outstanding at February 28, 2009	737

B. Option Contracts An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of “Total Investments” on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.
The Fund may write covered call and put options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying securities to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Van Kampen Core Plus Fixed Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

Transactions in written call options were as follows:

	Number of	Premium
	Contracts	Received

Options Outstanding at August 31, 2008	-0-	$-0-
Options Written	843	221,316
Options Terminated in Closing Purchase Transactions	(425)	(169,599)
Options Exercised	-0-	-0-
Options Expired	-0-	-0-

Options Outstanding at February 28, 2009	418	$51,717

C. Swap Contracts The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (FSP FAS 133-1 and FIN 45-4), effective November 30, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount, to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation/ depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the

Van Kampen Core Plus Fixed Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.
The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.
Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. Cash collateral has been offset against open swap contracts under the provisions of FASB Interpretation No. 39 Offsetting of Amounts Related to Certain Contracts an interpretation of APB Opinion No. 10 and FASB Statement No. 105 and are included within “Swap Contracts” on the Statement of Assets and Liabilities. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized loss on swap contracts on the Statement of Operations.

8. Distributions and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

Van Kampen Core Plus Fixed Income Fund
Notes to Financial Statements  ■  February 28, 2009 (Unaudited)  continued

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $8,500 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

9. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Accounting Pronouncement
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

Van Kampen Core Plus Fixed Income Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606-4301

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen Core Plus Fixed Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

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Van Kampen Core Plus Fixed Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen Core Plus Fixed Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

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Van Kampen Core Plus Fixed Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

(continued on back)

Van Kampen Core Plus Fixed Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

122, 222, 322, 622
CPFISAN 04/09
IU09-01671P-Y02/09

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Schedule of Investments.
(a) Please refer to Item #1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(1) Code of Ethics – Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust
By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	April 16, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	April 16, 2009

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	April 16, 2009